Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.89%♦
Communication Services — 9.03%
AT&T	447,564	$13,547,762
Comcast Class A	288,377	15,604,080
Verizon Communications	230,600	13,409,390
Walt Disney †	12,219	2,254,650
		44,815,882
Consumer Discretionary — 7.50%
Dollar Tree †	126,990	14,535,275
Lowe's	84,700	16,108,246
TJX	98,944	6,545,146
		37,188,667
Consumer Staples — 9.42%
Altria Group	97,255	4,975,566
Archer-Daniels-Midland	149,702	8,533,014
Conagra Brands	102,048	3,837,005
Mondelez International Class A	238,406	13,953,903
Philip Morris International	173,825	15,425,230
		46,724,718
Energy — 5.87%
ConocoPhillips	275,886	14,613,681
Exxon Mobil	259,553	14,490,844
		29,104,525
Financials — 13.98%
Allstate	65,070	7,476,543
American International Group	361,307	16,695,996
Discover Financial Services	97,736	9,283,943
First American Financial	233,260	13,214,179
MetLife	125,895	7,653,157
OneMain Holdings	47,457	2,549,390
Truist Financial	214,268	12,496,110
		69,369,318
Healthcare — 17.38%
AbbVie	67,397	7,293,703
Bristol-Myers Squibb	134,747	8,506,578
Cardinal Health	132,801	8,067,661
Cigna	36,393	8,797,644
CVS Health	198,556	14,937,368
Johnson & Johnson	90,000	14,791,500
Merck & Co.	169,234	13,046,249
Viatris †	771,902	10,783,471
		86,224,174
Industrials — 12.87%
Caterpillar	80,011	18,552,150
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
Honeywell International	69,814	$15,154,525
Northrop Grumman	46,115	14,924,659
Raytheon Technologies	197,340	15,248,462
		63,879,796
Information Technology — 15.54%
Broadcom	33,300	15,439,878
Cisco Systems	319,716	16,532,514
Cognizant Technology Solutions Class A	178,896	13,975,355
Motorola Solutions	84,051	15,805,791
Oracle	219,000	15,367,230
		77,120,768
Materials — 2.97%
DuPont de Nemours	190,377	14,712,335
		14,712,335
Real Estate — 2.76%
Equity Commonwealth	48,109	1,337,430
Equity Residential	172,716	12,371,647
		13,709,077
Utilities — 1.57%
Edison International	133,323	7,812,728
		7,812,728
Total Common Stock (cost $413,956,281)		490,661,988

Short-Term Investments — 1.01%
Money Market Mutual Funds — 1.01%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	1,255,610	1,255,610
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,255,610	1,255,610
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,255,611	1,255,611

NQ-FL2 [3/21] 5/21 (1643219)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,255,611	$1,255,611
Total Short-Term Investments (cost $5,022,442)		5,022,442

Total Value of Securities—99.90% (cost $418,978,723)		495,684,430
Receivables and Other Assets Net of Liabilities—0.10%		517,362
Net Assets Applicable to 16,175,179 Shares Outstanding—100.00%		$496,201,792
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL2 [3/21] 5/21 (1643219)